Schedule of deferred income and social contribution taxes (Details) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Tax losses carryforward	R$ 2,065,129	R$ 2,060,846
Adjustments for current tax of prior periods	773,829	772,283
Deferred tax expense (income) relating to origination and reversal of temporary differences	4,639,101	4,120,642
Temporary differences - Liabilities Total	(2,168,578)	(2,038,105)
Deferred tax expense income relating to origination and reversal of temporary differences liabilities	2,168,578	2,038,105
Deferred tax liability (asset)	2,470,523	2,082,537	R$ 1,830,060
Deferred tax assets	2,505,005	2,109,064
Deferred tax liabilities	(34,482)	(26,527)
Provisions For Tax Civi Land Labor Risks [Member]
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	479,238	458,019
Suspended Collection Taxes [Member]
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	2,754	1,871
Expected Credit Losses [Member]
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	180,735	194,977
Impairment On Tax Credits [Member]
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	56,136	67,900
Provision For Other Obligations [Member]
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	106,406	115,959
Employees Profit Sharing [Member]
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	24,646	86,752
Write Down To Net Realizable Value Of Inventories [Member]
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	17,461	19,189
Employees Benefits Plan [Member]
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	242,815	216,510
Lease Basis Difference [Member]
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	111,216	86,308
Adjustment to the expcted annual rate [member]
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	557,112	(0)
Other temporary differences [member]
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	21,624	40,028
Temporary differences - Liabilities Total	44,800	22,749
Deferred tax expense income relating to origination and reversal of temporary differences liabilities	(44,800)	(22,749)
Difference on tax accounting basis for goodwill amortization [member]
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Temporary differences - Liabilities Total	(292,732)	(320,729)
Deferred tax expense income relating to origination and reversal of temporary differences liabilities	292,732	320,729
Difference Between Tax Depreciation Rate And Accounting Depreciation Rate Usefullife [Member]
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Temporary differences - Liabilities Total	(871,534)	(851,436)
Deferred tax expense income relating to origination and reversal of temporary differences liabilities	871,534	851,436
Business Combination [Member]
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Temporary differences - Liabilities Total	(909,127)	(761,429)
Deferred tax expense income relating to origination and reversal of temporary differences liabilities	909,127	761,429
Unrealized Gains On Derivatives Net [Member]
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Temporary differences - Liabilities Total	(18,045)	(42,493)
Deferred tax expense income relating to origination and reversal of temporary differences liabilities	18,045	42,493
Unrealized Fair Value Gains Net [Member]
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Temporary differences - Liabilities Total	(32,340)	(39,269)
Deferred tax expense income relating to origination and reversal of temporary differences liabilities	R$ 32,340	R$ 39,269